Income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax (Details) [Line Items]
Effective tax rate	109.30%	0.00%	357.50%	0.00%
Statutory income tax rate					21.00%	21.00%
Deferred tax asset change in valuation allowance (in Dollars)					$ 146,611	$ 267,433
Warrant Liabilities [Member]
Income Tax (Details) [Line Items]
Statutory income tax rate			21.00%
U.S. federal [Member]
Income Tax (Details) [Line Items]
Operating loss carryforwards (in Dollars)					$ 164,000	$ 0